Appendix 1 Details of Assets and Liabilities in Foreign Currency - Summary of Assets and Liabilities in Foreign Currency (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2016
Disclosure Of Assets And Liabilities By Currency [Line Items]
Cash and cash equivalents	$ 1,472,763	$ 1,904,285
Other current financial assets	110,352	210,393
Other current non-financial assets	283,632	307,732
Trade and other current receivables	2,377,789	3,551,022
Current accounts receivable from related parties	7,403	14,337
Inventories	246,089	339,398
Current tax assets	47,393	50,994
Non-current assets or disposal groups held for sale or for distribution to owners		5,825
TOTAL CURRENT ASSETS	4,545,421	6,383,986
Other non-current financial assets	1,752,267	2,796,475
Other non-current non-financial assets	560,426	1,140,708
Trade and other non-current receivables	616,793	906,508
Non-current accounts receivable from related parties	2,845	1,652
Investments accounted for using the equity method	2,747	2,596	$ 1,770
Intangible assets other than goodwill	3,682,479	5,827,289	$ 1,810,158
Goodwill	713,175	1,205,570
Property, plant and equipment	8,092,467	8,686,827
Investment property		11,708
Deferred taxes Assets before compensation	200,371	433,037
TOTAL NON-CURRENT ASSETS	15,623,570	21,012,370
TOTAL ASSETS	20,168,991	27,396,356
Other current financial liabilities	689,768	1,648,099
Trade and other current payables	3,323,853	4,116,247
Current accounts payable to related parties	225,027	2,996,668
Other current provisions	269,966	422,863
Current tax liabilities	172,638	192,924
Other current non-financial liabilities	253,084	270,120
Liabilities associated with groups of assets or disposal groups held for sale or distribution to owners		3,835
TOTAL CURRENT LIABILITIES	4,934,336	9,650,756
Other non-current financial liabilities	4,349,515	4,621,868
Non-current trade payables	314,888	221,746
Other long-term provisions	660,305	1,363,976
Deferred tax liabilities	455,311	546,070
Non-current provisions for employee benefits	388,931	1,343,507
Other non-current non-financial liabilities	123,517	105,223
TOTAL NON-CURRENT LIABILITIES	6,956,148	8,913,700
TOTAL LIABILITIES	11,890,484	18,564,456
Less Than Three Months [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Other current financial liabilities	214,719	547,436
Trade and other current payables	2,952,796	3,480,302
Current accounts payable to related parties	225,027	344,281
Other current provisions	16,505	105,760
Current tax liabilities	172,638	108,541
Other current non-financial liabilities	249,304	207,994
TOTAL CURRENT LIABILITIES	3,830,989	4,798,149
Other non-current financial liabilities	2,744,342	2,987,085
Non-current trade payables	527,644	901,156
Other long-term provisions	88,220	765,565
Deferred tax liabilities	83,768	192,374
Non-current provisions for employee benefits	309,594	800,043
Other non-current non-financial liabilities	95,474	83,598
TOTAL NON-CURRENT LIABILITIES	3,849,042	5,729,821
TOTAL LIABILITIES	7,680,031	10,527,970
91 days to 1 years [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Other current financial liabilities	475,049	1,100,663
Trade and other current payables	371,057	635,945
Current accounts payable to related parties		2,652,387
Other current provisions	253,461	317,103
Current tax liabilities		84,383
Other current non-financial liabilities	3,780	62,126
TOTAL CURRENT LIABILITIES	1,103,347	4,852,607
Other non-current financial liabilities	1,605,173	1,634,783
Non-current trade payables	450,925	31,900
Other long-term provisions	572,085	598,411
Deferred tax liabilities	371,543	353,696
Non-current provisions for employee benefits	79,337	543,464
Other non-current non-financial liabilities	28,043	21,625
TOTAL NON-CURRENT LIABILITIES	3,107,106	3,183,879
TOTAL LIABILITIES	4,210,453	8,036,486
U.S. Dollar [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Cash and cash equivalents	306,590	513,667
Other current financial assets		46,395
Other current non-financial assets	7,986	5,198
Trade and other current receivables	51,232	32,184
Current accounts receivable from related parties	1,525	1,510
Inventories	2,063	5,235
Other non-current financial assets		34,133
Other non-current non-financial assets		2,165
Trade and other non-current receivables	363,077	242,409
Property, plant and equipment	21,073	43
U.S. Dollar [Member] | Less Than Three Months [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Other current financial liabilities	69,430	103,871
Trade and other current payables	180,622	47,292
Current accounts payable to related parties	113,038	1,122
Other non-current financial liabilities	879,855	556,492
Non-current trade payables	51,103	4,606
Other non-current non-financial liabilities		4,149
U.S. Dollar [Member] | 91 days to 1 years [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Other current financial liabilities	61,060	689,178
Trade and other current payables	1,292	1,576
Other current non-financial liabilities		3,091
Other non-current financial liabilities	632,593	611,187
Euros [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Cash and cash equivalents	7,605	2,436
Other current non-financial assets	4
Current accounts receivable from related parties	1,429	2,052
Inventories	141	208
Euros [Member] | Less Than Three Months [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Trade and other current payables	14,265	147,351
Current accounts payable to related parties	88,558	316,215
Euros [Member] | 91 days to 1 years [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Other current provisions		25,516
Current tax liabilities		52,340
Brazilian Reals [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Cash and cash equivalents	470,360	633,635
Other current financial assets	64,924	139,462
Other current non-financial assets	229,975	220,661
Trade and other current receivables	1,541,468	2,801,406
Current accounts receivable from related parties	2,081	4,765
Inventories	134,993	209,114
Current tax assets	35,303	48,333
Other non-current financial assets	1,751,136	2,761,730
Other non-current non-financial assets	546,435	1,125,449
Trade and other non-current receivables	177,844	457,161
Non-current accounts receivable from related parties	2,590	1,544
Intangible assets other than goodwill	3,546,461	5,653,824
Goodwill	481,168	963,060
Property, plant and equipment	501,029	436,204
Investment property		11,708
Deferred taxes Assets before compensation	149,727	433,026
Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Other current financial liabilities	66,630	144,161
Trade and other current payables	1,459,339	2,056,420
Current accounts payable to related parties	16,575	12,455
Other current provisions	10,594	89,466
Current tax liabilities	32,399	15,965
Other current non-financial liabilities	175,081	139,333
Other non-current financial liabilities	576,817	1,321,266
Non-current trade payables	416,731	695,311
Other long-term provisions		733,441
Deferred tax liabilities	8,784	11,188
Non-current provisions for employee benefits	205,629	750,260
Other non-current non-financial liabilities	645	4,671
Brazilian Reals [Member] | 91 days to 1 years [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Other current financial liabilities	195,777	212,615
Trade and other current payables	80,281	405,209
Current accounts payable to related parties		2,652,387
Other current provisions		105,475
Other current non-financial liabilities	3,018	51,029
Other non-current financial liabilities	77,362	294,628
Non-current trade payables	213,268	31,900
Other long-term provisions	565,567	546,435
Deferred tax liabilities	121,597
Non-current provisions for employee benefits	21,417	447,753
Colombian peso [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Cash and cash equivalents	322,022	372,361
Other current financial assets	44,890	24,434
Other current non-financial assets	7,745	8,850
Trade and other current receivables	255,373	217,987
Current accounts receivable from related parties	1,444	1,203
Inventories	48,142	57,118
Current tax assets	6	4
Non-current assets or disposal groups held for sale or for distribution to owners		5,825
Other non-current financial assets	1,103	598
Other non-current non-financial assets	7,159	8,753
Trade and other non-current receivables	37,100	40,003
Intangible assets other than goodwill	77,886	95,095
Goodwill	20,935	19,245
Property, plant and equipment	4,242,687	4,050,353
Deferred taxes Assets before compensation	2	1
Colombian peso [Member] | Less Than Three Months [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Other current financial liabilities	51,314	286,666
Trade and other current payables	443,354	511,836
Current accounts payable to related parties	959	1,176
Current tax liabilities	84,650	21,562
Other current non-financial liabilities	23,525	16,588
Other non-current financial liabilities	1,076,808	894,254
Other long-term provisions	64,264	5,349
Deferred tax liabilities	18,011	29,177
Non-current provisions for employee benefits	86,723	37,026
Other non-current non-financial liabilities	6,612	5,892
Colombian peso [Member] | 91 days to 1 years [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Other current financial liabilities	178,756	103,506
Trade and other current payables	9,976	23,344
Other current provisions	33,778	10,325
Other current non-financial liabilities		7,276
Other non-current financial liabilities	673,623	534,298
Other long-term provisions	638	34,991
Deferred tax liabilities		3,446
Non-current provisions for employee benefits	40,843	86,126
Other non-current non-financial liabilities	4,470
Peruvian sol [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Cash and cash equivalents	145,950	129,263
Other current non-financial assets	22,861	46,391
Trade and other current receivables	148,459	116,631
Current accounts receivable from related parties	37	2,220
Inventories	41,860	43,532
Current tax assets	3,516	2,282
Other non-current financial assets		14
Intangible assets other than goodwill	40,504	56,200
Goodwill	205,516	197,010
Property, plant and equipment	2,340,496	2,345,485
Peruvian sol [Member] | Less Than Three Months [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Other current financial liabilities	27,345	12,738
Trade and other current payables	232,088	200,223
Current accounts payable to related parties	274	985
Other current provisions	4,672	14,768
Current tax liabilities	4,344	13,435
Other current non-financial liabilities	34,800	28,177
Other non-current financial liabilities	186,026	198,472
Non-current trade payables	11,206	10,460
Other long-term provisions	2,130	3,669
Deferred tax liabilities	11,109	60,629
Non-current provisions for employee benefits	4,526	5,130
Other non-current non-financial liabilities	4,062	3,893
Peruvian sol [Member] | 91 days to 1 years [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Other current financial liabilities	32,998	89,167
Other current provisions	69,185	44,555
Other current non-financial liabilities	762	730
Other non-current financial liabilities	221,595	194,670
Other long-term provisions	5,880	16,946
Deferred tax liabilities	249,947	189,000
Other non-current non-financial liabilities	23,573	21,625
Argentine peso [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Cash and cash equivalents	219,761	101,209
Other current financial assets	412
Other current non-financial assets	14,484	21,088
Trade and other current receivables	377,666	381,858
Current accounts receivable from related parties	763	476
Inventories	18,890	24,191
Current tax assets	452	160
Other non-current financial assets	28
Other non-current non-financial assets	4,429	927
Trade and other non-current receivables	38,648	166,877
Non-current accounts receivable from related parties	255	108
Investments accounted for using the equity method	2,747	2,596
Intangible assets other than goodwill	17,628	22,170
Goodwill	5,556	26,255
Property, plant and equipment	987,182	1,854,742
Deferred taxes Assets before compensation	50,642	10
Argentine peso [Member] | Less Than Three Months [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Trade and other current payables	618,041	473,457
Current accounts payable to related parties	448	3,208
Other current provisions		362
Current tax liabilities	51,191	57,579
Other current non-financial liabilities	15,898	23,704
Non-current trade payables	48,589	190,779
Other long-term provisions	21,826	23,106
Deferred tax liabilities	37,724	83,006
Non-current provisions for employee benefits	12,716	7,627
Other non-current non-financial liabilities	84,155	64,993
Argentine peso [Member] | 91 days to 1 years [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Trade and other current payables	279,508	205,816
Other current provisions	150,498	131,232
Current tax liabilities		32,043
Non-current trade payables	237,657
Other long-term provisions		39
Deferred tax liabilities		161,250
Non-current provisions for employee benefits	14,244	6,972
$ Non-adjustable [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Cash and cash equivalents	475	151,714
Other current financial assets	126	102
Other current non-financial assets	577	5,544
Trade and other current receivables	3,591	956
Current accounts receivable from related parties	124	2,111
Current tax assets	8,116	215
Other non-current non-financial assets	2,403	3,414
Trade and other non-current receivables	124	58
$ Non-adjustable [Member] | Less Than Three Months [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Trade and other current payables	5,087	43,723
Current accounts payable to related parties	5,175	9,120
Other current provisions	1,239	1,164
Current tax liabilities	54
Other current non-financial liabilities		192
Liabilities associated with groups of assets or disposal groups held for sale or distribution to owners		3,835
Non-current trade payables	15
Deferred tax liabilities	8,140	8,374
$ Non-adjustable [Member] | 91 days to 1 years [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Deferred tax liabilities	(1)
Non-current provisions for employee benefits	2,833	2,613
Unidad de Fomento (funds code) | Less Than Three Months [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Other non-current financial liabilities	24,836	16,601
Unidad de Fomento (funds code) | 91 days to 1 years [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Other current financial liabilities	$ 6,458	$ 6,197